Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $46,267,000.00.
Narrative - Max Aggregate Offering Price	$ 46,267,000.00